WARRANTS (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Warrants granted				5,000	5,000
Warrants exercised		14,584		5,000	413,393
Proceeds from warrant exercises		$ 875	$ 15,001	$ 15,001	$ 37,606
Share-based payment arrangement, noncash expense		$ 67,439	137,130	$ 64,167
Warrant [Member]
Warrants granted		0		5,000
Warrants, expired		3,027
Warrants exercised		14,584		5,000
Proceeds from warrant exercises	$ 15,000	$ 875		$ 15,000
Warrants to purchase common stock	5,000	14,584		38,216
Share-based payment arrangement, noncash expense		$ 0	$ 0	$ 0	$ 21,640